CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 116,421	$ 40,934
Restricted cash	5,100	5,100
Short-term and restricted bank deposits	514	84,817
Short-term marketable securities and accrued interest	552	449
Trade receivables, net	37,003	34,518
Other receivables and prepaid expenses	6,478	8,631
Inventories	24,831	29,193
Total current assets	190,899	203,642
LONG-TERM ASSETS:
Long-term and restricted bank deposits	94	94
Long-term marketable securities and accrued interest	69,252	54,895
Deferred tax assets, net	10,474	12,081
Operating lease right-of-use assets	22,325	25,430
Severance pay funds	21,140	20,597
Total long-term assets	123,285	113,097
PROPERTY AND EQUIPMENT, NET	4,403	4,593
INTANGIBLE ASSETS, NET	425	569
GOODWILL	36,222	36,222
Total assets	355,234	358,123
CURRENT LIABILITIES:
Current maturities of long-term bank loans	600	1,200
Trade payables	2,616	6,984
Other payables and accrued expenses	28,763	28,531
Short-term royalty buyout liability	11,625	11,684
Deferred revenues	41,246	37,182
Short-term operating lease liabilities	8,936	9,178
Total current liabilities	93,786	94,759
LONG-TERM LIABILITIES:
Accrued severance pay	21,381	21,830
Deferred revenues and other liabilities	13,540	12,243
Long-term operating lease liabilities	15,828	19,436
Total long-term liabilities	50,749	53,509
Total liabilities	144,535	148,268
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares as of June 30, 2021 (unaudited) and December 31, 2020; Issued: 62,787,188 shares as of June 30, 2021 (unaudited) and 62,489,428 shares as of December 31, 2020; Outstanding: 32,729,030 shares as of June 30, 2021 (unaudited) and 33,017,814 shares as of December 31, 2020	104	105
Additional paid-in capital	369,253	362,164
Treasury stock at cost- 30,058,158 shares as of June 30, 2021 (unaudited) and 29,471,614 shares as of December 31, 2020	(155,142)	(137,793)
Accumulated other comprehensive income (loss)	(54)	1,772
Accumulated deficit	(3,462)	(16,393)
Total shareholders' equity	210,699	209,855
Total liabilities and shareholders' equity	$ 355,234	$ 358,123